Components of Net Periodic Pension Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	¥ 73,256	¥ 64,549	¥ 60,261
Interest cost	21,746	24,518	27,804
Expected return on plan assets	(31,255)	(26,768)	(22,352)
Amortization of prior service costs	(4,723)	(5,566)	(8,033)
Recognized net actuarial loss	7,302	12,562	16,619
Amortization of net transition obligation	0	0	0
Net periodic pension cost	66,326	69,295	74,299
Foreign Plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	41,147	36,908	27,943
Interest cost	37,993	32,153	24,300
Expected return on plan assets	(40,784)	(34,059)	(23,177)
Amortization of prior service costs	377	359	369
Recognized net actuarial loss	2,892	5,224	2,884
Amortization of net transition obligation	0	0	0
Net periodic pension cost	¥ 41,625	¥ 40,585	¥ 32,319